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GREEN CENTURY EQUITY FUND
GREEN CENTURY EQUITY FUND SUMMARY SECTION
Investment Objective
The Green Century Equity Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of companies selected based on environmental, social and governance criteria.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you invest in shares of the Fund through an investment professional or financial intermediary, that investment professional or financial intermediary may charge you a commission in an amount determined and separately disclosed to you by that investment professional or financial intermediary.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - GREEN CENTURY EQUITY FUND - USD ($)	Individual Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of an amount redeemed within 60 days of purchase)	2.00%	2.00%
Wire Redemption Fee (if such services are requested)	$ 10	$ 10
Overnight Delivery Fee (if such services are requested)	$ 15	$ 15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GREEN CENTURY EQUITY FUND	Individual Investor Class	Institutional Class
Management Fees	0.23%	0.23%
Distribution (12b-1) Fees	none	none
Administrative Fees	1.02%	0.72%
Other Fees	none	none
Total Annual Fund Operating Expenses	1.25%	0.95%

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that: (1) you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods; (2) your investment has a 5% return each year; and (3) the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - GREEN CENTURY EQUITY FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Individual Investor Class	127	397	686	1,511
Institutional Class	97	303	525	1,166

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests substantially all of its assets in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index (the KLD400 ex Fossil Fuels Index or the Index), a custom index calculated by MSCI, Inc. The KLD400 ex Fossil Fuels Index is comprised of the common stocks of the approximately 400 companies in the MSCI KLD 400 Social Index (the KLD400 Index), minus the stocks of the companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have carbon reserves included in the KLD400 Index. Companies included in the KLD400 Index are identified based on a review of environmental, social and governance (ESG) ratings; the KLD400 Index is composed of companies with high ESG ratings and excludes companies whose products have negative social or environmental impacts.

In constructing the KLD400 Index, MSCI ESG Research analyzes a company’s commitment to sustainability across five key categories: environment; community and society; employees and supply chain; customers; and governance and ethics. This strategy directs concerned investors’ dollars away from companies that flout basic standards for environmental and social responsibility and towards companies that demonstrate a commitment to meeting the social and environmental needs of the present without compromising the quality of life of future generations. Green Century believes this creates an incentive for companies to become better corporate citizens.

Green Century believes that those companies which pursue the least environmentally sound practices are at the greatest risk of brand and reputational damage and the greatest long term risk of negative economic consequences, while those which strive to be more environmentally responsible may benefit financially as a result. Green Century also believes that the use of ESG ratings creates an incentive for companies to become more sustainable.

Companies involved in industries that may impose substantial risks and/or costs on society are evaluated based on their level of involvement as well as their social and environmental impact and their governance practices. The Equity Fund does not invest in, and the KLD400 ex Fossil Fuels Index excludes, companies that explore for, extract, produce, manufacture or refine coal, oil or gas or produce or transmit electricity derived from fossil fuels or transmit natural gas or have carbon reserves. Companies determined to have significant business involvement in the following will not be included in the KLD400 Index: genetically modified organisms (GMOs), firearms, military weapons, nuclear power, alcohol, tobacco, adult entertainment and gambling.

The Fund buys and sells stocks so that the composition of its securities holdings will correspond, to the extent reasonably practicable, to the composition of securities in the KLD400 ex Fossil Fuels Index. The weightings of the stocks in the KLD400 ex Fossil Fuels Index are based on float-adjusted market capitalizations, which means the largest companies comprise a higher percentage of the KLD400 ex Fossil Fuels Index and the Index is more heavily weighted in large than in small companies. As of September 30, 2020, large-cap U.S. companies (defined as companies with market capitalizations of over $10 billion) represented approximately 95.98% of the market value of the investments of the Fund. To the extent practicable, the Fund will seek a correlation between the weightings of securities held by the Fund and the weightings of the securities of the KLD400 ex Fossil Fuels Index of 0.95 or better. A figure of 1.00 would indicate a perfect correlation. The Fund’s ability to duplicate the performance of the KLD400 ex Fossil Fuels Index will depend to some extent on the size and timing of cash flows into and out of the Fund as well as the Fund’s expenses.

Under normal circumstances and as a matter of operating policy, the Fund will invest at least 80% of its assets in equity securities and related investments.
Principal Risks
You may lose money by investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will achieve its objective. The following is a summary description of certain risks of investing in the Fund:

Market Risk.    The market prices of securities held by the Fund may fall, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, or adverse investor sentiment. Changes in market conditions will not typically have the same impact on all types of securities. The market prices of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; global pandemics; and public sentiment. U.S. and non-U.S. governments and central banks have provided significant support to financial markets, including by keeping interest rates at historically low levels. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or decreases, or contrary actions by different governments could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and these and other events affecting global markets, such as the United Kingdom’s exit from the European Union (or Brexit), may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters, infectious illness or other public health issues, and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

Recent events.    The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, may not be known for some time. The consequences of high public debt, including its future impact on the economy and the securities markets, likewise may not be known for some time.

Environmentally and Socially Responsible Investing Risk.    The Fund’s environmental, social and governance criteria limit the available investments compared with funds with no such criteria. Under certain economic conditions, this could cause the Fund’s investment performance to be worse or better than similar funds with no such criteria.

Equity Securities Risk.    The Fund is heavily invested in stocks. Like all funds invested in stocks, the Fund’s share price will fluctuate daily depending on the performance of the companies that comprise the Fund’s investments, the general market and the economy overall. After you invest, the value of your shares may be less than what you paid for them.

Large Cap Companies Risk.    Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. The large-cap companies in which the Fund invests may perform worse than the stock market as a whole.

Small- and Mid-Cap Companies Risk.    The Fund may be invested in small- and mid-cap companies which involve greater risk than investing in the stocks of larger, more established companies. Small- and mid-cap companies may lack the management experience, financial resources and product diversification of large companies and the frequency and volume of their trading may be less than that of larger companies. Therefore, securities of small- and mid-cap companies may be subject to wider and more erratic price fluctuations.

Market Sector Risk.    The Fund may hold a large percentage of securities in a single market sector. To the extent the Fund holds a large percentage of securities in a single sector, its performance will be tied closely to and affected by the performance of that sector, and the Fund will be subject to a greater degree to any market price movements, regulatory or technological change, economic conditions or other developments or risks affecting such market sector than a fund without the same focus.
  Health Care Sector Risk.    Industries in the health care sector, such as health care supplies, health care services, biotechnology and pharmaceuticals, may be significantly affected by government regulation and reimbursement rates, approval of products by government agencies, and patent expirations and litigation.
  Technology Sector Risk.    Securities in the technology sector, such as information technology, communications equipment, computer hardware and software, and office and scientific equipment, are generally subject to risks of rapidly evolving technology, short product lives, rates of corporate expenditures, falling prices and profits, competition from new market entrants, and general economic conditions.
  Consumer Discretionary Sector Risk.    Industries in the consumer discretionary segment, such as consumer durables, hotels, restaurants, media, retailing and automobiles, may be significantly affected by the performance of the overall economy, interest rates, competition, consumer confidence and spending, and changes in demographics and consumer tastes.
Liquidity Risk.    Liquidity risk exists when particular investments are difficult to purchase or sell. When the Fund holds these types of investments, the Fund’s portfolio may be more difficult to value, especially during periods of market turmoil. Markets may become illiquid when there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities or when dealer market-making capacity is otherwise reduced. During times of market turmoil, there have been, and may be, no buyers for securities in entire asset classes, including U.S. Treasury securities. As a general matter, dealers recently have been less willing to make markets for fixed income securities. When the Fund holds illiquid investments, the Fund may be harder to value, especially in changing markets. Investments by the Fund in derivatives, below investment grade securities, foreign securities, and corporate loans tend to involve greater liquidity risk. If the Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a substantial loss or may not be able to sell at all. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its desired level of exposure to certain sectors. Further, certain securities, once sold, may not settle for an extended period. The Fund will not receive its sales proceeds until that time, which may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Index Fund Risk.    The Fund will invest in the stocks composing the KLD400 ex Fossil Fuels Index regardless of how the Index is performing. It will not shift concentration from one industry to another, or from stocks to bonds or cash, in order to defend against a falling stock market. The Index may, at times, become focused in stocks of a particular sector, category or group of companies. Because the Fund seeks to track the KLD400 ex Fossil Fuels Index, the Fund may underperform the overall stock market.

Non-Correlation Risk.    The performance of the Fund and of the KLD400 ex Fossil Fuels Index may vary for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the component securities of the Index.

Valuation Risk.    The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued securities or had used a different valuation methodology. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk.    The Fund may experience periods of heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could hurt performance and/or cause the remaining shareholders in the Fund to lose money. Further, if one decision maker has control of Fund shares owned by separate Fund shareholders, including clients or affiliates of the Fund’s adviser, redemptions by these shareholders may further increase the Fund’s redemption risk. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of your investment could decline.

Cybersecurity Risk.    Cybersecurity failures by or breaches of the Fund’s adviser, subadviser, transfer agent, distributor, custodian, fund accounting agent or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions, cause loss of or unauthorized access to private shareholder information, and result in financial losses, regulatory fines, penalties, reputational damage, or additional compliance costs. Substantial costs may be incurred in order to prevent any cyber incidents in the future. The Fund and its shareholders could be negatively impacted as a result.

These and other risks are discussed in more detail in “Additional Information About the Funds’ Investment Objectives, Strategies and Risks” in this Prospectus and in the Statement of Additional Information.
Performance
The bar chart and the average annual total return table below provide some indication of the risks of investing in the Fund by showing how the Fund has performed in the past. The bar chart shows changes in the performance of the Fund’s Individual Investor Class from year to year. The table shows how the average annual total return for each class of the Fund for 1, 5 and 10 year periods compare with the returns of a broad measure of market performance.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website, www.greencentury.com/fund-performance/, or by calling 1-800-93-GREEN.

The Fund, which commenced operations in September 1995, invested all its assets in an existing separate registered investment company which had the same investment objective as the Fund (the Domini Social Equity Trust) until November 28, 2006. The performance for the period prior to the Fund’s inception reflects the performance of the Domini Social Equity Trust adjusted to reflect the deduction of the charges and expenses of the Fund.

As of April 1, 2014, the Fund invests in the common stocks which make up the MSCI KLD 400 Social ex Fossil Fuels Index. Prior to April 1, 2014, the Fund invested in the common stocks which made up the MSCI KLD 400 Social Index. Performance for periods prior to April 1, 2014 reflects the investment strategy in effect for the Fund during such periods.
Annual Total Returns for Years Ended December 31 Green Century Equity Fund – Individual Investor Class

During the period shown, the best quarterly performance of the Fund’s Individual Investor Class was 13.54%, for the quarter ended 3/31/19. The worst quarterly performance of the Fund’s Individual Investor Class was -13.43%, for the quarter ended 9/30/11.

As of September 30, 2020, the year-to-date return for the Fund’s Individual Investor Class was 9.63%.
Average Annual Total Returns For the Periods Ended December 31, 2019
Average Annual Total Returns - GREEN CENTURY EQUITY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
Individual Investor Class	30.72%	10.92%	12.24%	8.81%	Jun. 03, 1991
Individual Investor Class | Return after taxes on distributions	30.50%	10.50%	11.92%	8.02%	Jun. 03, 1991
Individual Investor Class | Return after taxes on distributions and sale of Fund shares	18.33%	8.59%	10.17%	7.30%	Jun. 03, 1991
Institutional Class	31.11%	11.04%	12.30%	8.83%	Jun. 03, 1991
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.70%	13.56%	9.93%	Jun. 03, 1991

Institutional Class shares were offered as of April 30, 2018. The Institutional Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class. The after-tax returns are shown for the Individual Investor Class of the Fund and the after-tax returns for the Institutional Class of the Fund will vary. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.